Organization and Nature of Operations (Details)					6 Months Ended	12 Months Ended
	Feb. 18, 2026	Feb. 26, 2025	Feb. 09, 2023	May 18, 2015	Jun. 30, 2026	Dec. 31, 2025
Organization and Nature of Operations [Line Items]
Incorporated date					Jul. 28, 2014
Avalon Healthcare System, Inc. [Member] | Business Combination [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage				100.00%
Avalon RT 9 Properties, LLC [Member] | Business Combination [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage						98.50%
Avalon RT 9 [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	100.00%
Avalon RT 9 [Member] | Subsequent Event [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage	100.00%
Avalon Lab [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage		40.00%	40.00%